WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 56.1%
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 2.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	740,000		$773,300	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	325,000		304,818
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	220,000	EUR	356,335
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	390,000		422,058	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		791,002	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	790,000		815,675	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	985,000		549,137	*(a)(b)

Total Diversified Telecommunication Services					4,012,325

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		206,872

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	250,000		260,625	(a)

Media - 4.8%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,170,000		1,257,411	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	565,000		578,419	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	490,000		553,455	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	390,000		408,037	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	130,000		134,712	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000		965,150
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,530,000		2,580,600
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	500,000		514,309	(a)

Total Media					6,992,093

Wireless Telecommunication Services - 3.1%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	900,000		965,520	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		634,610	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,890,000		2,065,203

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.875%	9/15/23	650,000		$715,624
Sprint Corp., Senior Notes	7.125%	6/15/24	150,000		162,045

Total Wireless Telecommunication Services					4,543,002

TOTAL COMMUNICATION SERVICES					16,014,917

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	610,000		498,675	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	230,000		240,925	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	300,000		286,875
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	450,000		468,000	(a)

Total Auto Components					1,494,475

Diversified Consumer Services - 1.2%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	110,000		110,825	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	330,000		339,735	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	620,000		638,011	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000		438,396	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	190,000		198,075	(a)

Total Diversified Consumer Services					1,725,042

Hotels, Restaurants & Leisure - 2.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	240,000		247,584	(a)
Cott Corp., Senior Notes	5.500%	7/1/24	390,000	EUR	443,731	(c)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	3.320%	7/15/35	603,000	GBP	630,511	(c)(d)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	110,000	GBP	144,421	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	630,000	GBP	693,483	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	870,000		902,712	(a)

Total Hotels, Restaurants & Leisure					3,062,442

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.6%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	$511,645	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	860,000		853,550	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		455,520	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	145,330	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	395,729	(a)(d)

Total Specialty Retail					2,361,774

Textiles, Apparel & Luxury Goods - 0.9%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	329,039	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		934,120	(a)

Total Textiles, Apparel & Luxury Goods					1,263,159

TOTAL CONSUMER DISCRETIONARY					9,906,892

CONSUMER STAPLES - 0.3%
Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	250,000		262,122
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	150,000		153,000	(a)

TOTAL CONSUMER STAPLES					415,122

ENERGY - 12.7%
Oil, Gas & Consumable Fuels - 12.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	470,000		452,375	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	635,000		630,238	(a)
Ecopetrol SA, Senior Notes	4.125%	1/16/25	670,000		708,759
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	710,000		778,664	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	170,000		164,688	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	875,000		848,750	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	790,000		740,625
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	250,000		230,000
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000		1,052,535
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,940,000		3,249,817

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	$390,660
Range Resources Corp., Senior Notes	5.000%	3/15/23	890,000	780,975
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,660,000	1,377,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	950,000	1,010,277
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	115,000	119,456
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	76,551	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,000,000	1,064,385	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,490,000	1,314,925	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	508,805	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	720,000	711,995
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	80,226
WPX Energy Inc., Senior Notes	5.250%	10/15/27	360,000	362,700
YPF SA, Senior Notes	8.500%	3/23/21	600,000	526,986	(a)
YPF SA, Senior Notes	8.500%	7/28/25	700,000	549,150	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	683,921	(a)

TOTAL ENERGY				18,415,263

FINANCIALS - 8.5%
Banks - 7.4%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	595,736
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	380,000	404,402	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	370,000	386,240	(d)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,570,000		$1,501,313	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000		262,200
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	520,000		552,778	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		720,842	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,020,000		2,147,963	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	750,000		792,375	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		182,527
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	210,000		225,404	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	920,000		1,010,708
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	403,813	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		534,558	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	460,000		432,400	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	500,000		564,994	(a)(d)

Total Banks					10,718,253

Capital Markets - 0.4%
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	590,000		627,318	(a)(d)(e)

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		215,775

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	290,000		$307,037	(a)
Global Aircraft Leasing Co. Ltd.,
Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	220,000		223,300	(a)(f)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	250,358	(a)(f)

Total Diversified Financial Services					780,695

TOTAL FINANCIALS					12,342,041

HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 0.1%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	150,000	GBP	168,525	(c)

Health Care Providers & Services - 2.4%
Centene Corp., Senior Notes	5.375%	6/1/26	550,000		576,813	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	410,000		410,000	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	270,000		269,951
HCA Inc., Senior Notes	5.875%	5/1/23	10,000		11,025
HCA Inc., Senior Notes	5.875%	2/15/26	90,000		100,827
HCA Inc., Senior Notes	5.375%	9/1/26	180,000		198,216
HCA Inc., Senior Notes	5.625%	9/1/28	130,000		145,184
HCA Inc., Senior Secured Notes	5.000%	3/15/24	530,000		579,314
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,090,000		1,091,362

Total Health Care Providers & Services					3,382,692

Pharmaceuticals - 3.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	780,000		888,217	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	600,000		516,750
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	360,000	EUR	295,351	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	440,000		404,250
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,050,000		3,280,500

Total Pharmaceuticals					5,385,068

TOTAL HEALTH CARE					8,936,285

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 2.5%
Airlines - 0.0%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	30		$33

Building Products - 0.9%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		360,923	(c)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	890,000		923,295	(a)

Total Building Products					1,284,218

Commercial Services & Supplies - 1.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000		163,988
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,320,000		1,377,750

Total Commercial Services & Supplies					1,541,738

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	260,000	EUR	256,465	(a)(f)

Electric Utilities - 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	240,000		240,300	(a)

Marine - 0.2%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000		337,700	(a)

TOTAL INDUSTRIALS					3,660,454

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	290,615	(a)

Software - 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	180,000		190,728	(a)

TOTAL INFORMATION TECHNOLOGY					481,343

MATERIALS - 6.4%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000		502,500	(a)

Containers & Packaging - 2.4%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	875,062		910,064	(a)(f)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000		$1,446,378	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	500,000		531,500	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		624,150

Total Containers & Packaging					3,512,092

Metals & Mining - 3.1%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	620,000		675,819	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	450,000		480,330	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	252,000		254,520	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	640,000		637,075	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	750,000		716,250
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,890,000		1,712,340

Total Metals & Mining					4,476,334

Paper & Forest Products - 0.6%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	120,000	EUR	56,016	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	750,000		783,075

Total Paper & Forest Products					839,091

TOTAL MATERIALS					9,330,017

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	190,000		167,675
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	260,000		261,625	(a)

Total Equity Real Estate Investment Trusts (REITs)					429,300

Real Estate Management & Development - 0.3%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	239,342	GBP	375,123	(c)

TOTAL REAL ESTATE					804,423

UTILITIES - 0.8%
Electric Utilities - 0.3%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		366,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		$792,934	(a)

TOTAL UTILITIES					1,158,934

TOTAL CORPORATE BONDS & NOTES (Cost - $78,657,947)					81,465,691

SOVEREIGN BONDS - 24.0%
Argentina - 1.9%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	24,650,000	ARS	185,292	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	550,000		272,943
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	710,000		313,295
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	890,000		376,256
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	2,080,000		850,221
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	910,000		373,100	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		333,305	(a)

Total Argentina					2,704,412

Brazil - 4.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	987,000	BRL	250,979
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,825,000	BRL	755,248
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,000	BRL	69,416
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	4,780,000		5,041,753

Total Brazil					6,117,396

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,000,000		1,055,260

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		348,254	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	360,000	$371,931	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000	211,502	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	670,500	(a)

Total Dominican Republic				882,002

Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	250,000	273,125	(a)
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	650,000	691,444	(c)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	780,000	798,533	(c)

Total Ecuador				1,763,102

Egypt - 0.7%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000	247,877	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	400,000	409,313	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	270,000	286,508	(a)

Total Egypt				943,698

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000	312,378	(a)

Ghana - 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	290,000	368,535	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	430,000	433,160	(a)

Total Ghana				801,695

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000	633,950	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000	760,382	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 3.4%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,500,000		$1,599,889	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,500,000		1,586,932	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	650,000		671,858
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,465,000,000	IDR	179,783
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	13,269,000,000	IDR	948,946

Total Indonesia					4,987,408

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	176,000		173,257	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		193,185	(a)

Total Ivory Coast					366,442

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	7,540,000	MXN	380,443

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		263,520	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		211,094	(a)

Total Nigeria					474,614

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	720,000		786,607	(a)

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	565,771
Russian Federal Bond - OFZ	7.050%	1/19/28	60,273,000	RUB	942,421

Total Russia					1,508,192

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		252,500	(a)

South Africa - 0.1%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	200,000		206,942

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Sri Lanka - 0.7%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	750,000	$762,000	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000	243,953	(c)

Total Sri Lanka				1,005,953

Turkey - 2.8%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,220,000	2,911,154
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	1,200,000	1,112,923

Total Turkey				4,024,077

Ukraine - 1.5%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	900,000	921,406	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000	264,585	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	400,000	418,397	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000	604,516	(a)

Total Ukraine				2,208,904

United Arab Emirates - 1.3%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,840,000	1,830,340	(a)

Venezuela - 0.1%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,074,000	120,825	*(b)(c)

TOTAL SOVEREIGN BONDS (Cost - $38,289,771)				34,847,707

SENIOR LOANS - 11.6%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.528%	1/15/26	300,000	300,422	(d)(g)(h)

Media - 3.9%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.050%	4/30/25	3,812,484	3,839,560	(d)(g)(h)(i)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/1/26	792,680	798,872	(d)(g)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.813%	3/14/25	315,200	$316,973	(d)(g)(h)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.715%	1/31/26	620,000	616,590	(d)(g)(h)

Total Media				5,571,995

Wireless Telecommunication Services - 0.6%
CSC Holdings LLC, Delayed Draw Term Loan	—	4/15/27	720,000	721,350	(i)(j)
CSC Holdings LLC, Term Loan	—	4/15/27	180,000	180,562	(i)(j)

Total Wireless Telecommunication Services				901,912

TOTAL COMMUNICATION SERVICES				6,774,329

CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.2%
American Axle & Manufacturing Inc., Term Loan B	4.270-4.530%	4/6/24	240,219	235,887	(d)(g)(h)

Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (3 mo. USD LIBOR + 3.250%)	5.210%	9/23/26	650,000	643,384	(d)(g)(h)

Entertainment - 0.2%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	10/7/24	331,303	331,487	(d)(g)(h)

Hotels, Restaurants & Leisure - 2.3%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.294%	2/16/24	768,219	771,657	(d)(g)(h)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	3/11/25	626,556	628,905	(d)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.794%	12/23/24	795,949	791,756	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.768%	6/22/26	1,068,353	1,075,995	(d)(g)(h)(i)

Total Hotels, Restaurants & Leisure				3,268,313

Specialty Retail - 2.0%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.040%	3/11/22	2,935,434	2,866,941	(d)(g)(h)

TOTAL CONSUMER DISCRETIONARY				7,346,012

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.063%	6/12/26	300,000	$285,250	(d)(g)(h)

Pharmaceuticals - 0.2%
Option Care Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.544%	8/6/26	310,000	310,387	(d)(g)(h)(j)

TOTAL HEALTH CARE				595,637

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	1/15/25	522,488	525,361	(d)(g)(h)

MATERIALS - 0.9%
Containers & Packaging - 0.9%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.794%	2/6/23	1,376,584	1,380,348	(d)(g)(h)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (2 mo. USD LIBOR + 8.000% PIK)	10.054%	2/7/23	173,897	174,767	(d)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $16,572,234)				16,796,454

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Obligations - 3.5%
U.S. Treasury Notes	1.375%	1/31/21	2,000,000	1,989,766
U.S. Treasury Notes	1.625%	6/30/21	750,000	749,268
U.S. Treasury Notes	1.750%	7/31/21	750,000	751,157
U.S. Treasury Notes	1.500%	8/31/21	750,000	747,891
U.S. Treasury Notes	1.750%	3/31/22	500,000	502,002
U.S. Treasury Notes	1.750%	7/15/22	250,000	251,020

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,980,338)				4,991,104

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	247,093
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,030,000	946,267

TOTAL COMMUNICATION SERVICES				1,193,360

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	400,000		$243,000

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,523,019)					1,436,360

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.3%
Invesco Senior Loan ETF (Cost - $480,311)			21,220		479,360

COMMON STOCKS - 0.2%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		0	*(j)(k)(l)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			26,303		5,568	*(j)(k)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			17,554		10,683	*(j)(k)
KCAD Holdings I Ltd.			75,024,286		0	*(j)(k)(l)

Total Energy Equipment & Services					10,683

Oil, Gas & Consumable Fuels - 0.0%
Montage Resources Corp.			3,286		12,421	*
MWO Holdings LLC			211		16,098	*(j)(k)

Total Oil, Gas & Consumable Fuels					28,519

TOTAL ENERGY					39,202

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			11,090		243,980	*

TOTAL COMMON STOCKS (Cost - $2,233,740)					288,750

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $176,529)	4.000%	3/6/20	7,202,290	ARS	46,927

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,913,889)					140,352,353

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $2,115,226)	2.030%	2,115,226	$2,115,226	(m)

TOTAL INVESTMENTS - 98.2% (Cost - $145,029,115)			142,467,579
Other Assets in Excess of Liabilities - 1.8%			2,661,351

TOTAL NET ASSETS - 100.0%			$145,128,930

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of September 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of September 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $2,115,226 and the cost was $2,115,226 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At September 30, 2019, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	12/19	$3,743,098	$3,699,844	$43,254

At September 30, 2019, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	219,487	Barclays Bank PLC	10/17/19	$(1,204)
EUR	400,000	USD	440,045	Barclays Bank PLC	10/17/19	(3,478)
GBP	572,827	USD	708,091	Barclays Bank PLC	10/17/19	(3,258)
USD	3,219,194	GBP	2,561,381	Barclays Bank PLC	10/17/19	67,551
USD	25,061	MXN	495,546	Barclays Bank PLC	10/17/19	24
EUR	168,547	USD	189,339	BNP Paribas SA	10/17/19	(5,384)
MXN	495,545	USD	25,539	BNP Paribas SA	10/17/19	(502)
EUR	200,000	USD	221,498	Citibank N.A.	10/17/19	(3,215)
EUR	290,000	USD	323,184	Citibank N.A.	10/17/19	(6,674)
EUR	300,000	USD	330,855	Citibank N.A.	10/17/19	(3,430)
EUR	400,000	USD	437,780	Citibank N.A.	10/17/19	(1,213)
USD	565,189	EUR	500,000	Goldman Sachs Group Inc.	10/17/19	19,481
USD	903,270	EUR	796,302	JPMorgan Chase & Co.	10/17/19	34,172
USD	1,977,403	EUR	1,800,000	JPMorgan Chase & Co.	10/17/19	12,853
MXN	495,545	USD	24,709	Barclays Bank PLC	1/17/20	(19)

Total						$105,704

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$81,465,691	—		$81,465,691
Sovereign Bonds	—	34,847,707	—		34,847,707
Senior Loans:
Communication Services	—	5,872,417	$901,912		6,774,329
Health Care	—	285,250	310,387		595,637
Utilities	—	—	174,767		174,767
Other Senior Loans	—	9,251,721	—		9,251,721
U.S. Government & Agency Obligations	—	4,991,104	—		4,991,104
Convertible Bonds & Notes	—	1,436,360	—		1,436,360
Investments in Underlying Funds	$479,360	—	—		479,360
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	5,568		5,568
Energy	12,421	—	26,781		39,202
Utilities	—	243,980	—		243,980
Non-U.S. Treasury Inflation Protected Securities	—	46,927	—		46,927

Total Long-Term Investments	491,781	138,441,157	1,419,415		140,352,353

Short-Term Investments†	—	2,115,226	—		2,115,226

Total Investments	$491,781	$140,556,383	$1,419,415		$142,467,579

Other Financial Instruments:
Futures Contracts	$43,254	—	—		$43,254
Forward Foreign Currency Contracts	—	$134,081	—		134,081

Total Other Financial Instruments	$43,254	$134,081	—		$177,335

Total	$535,035	$140,690,464	$1,419,415		$142,644,914

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$28,377	—		$28,377

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$700,862	$38,431,360	38,431,360	$37,016,996	37,016,996	—	$30,581	—	$2,115,226